Term Placements - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Term Placements [Line Items]
Term placements, original maturities, minimum (in months)	3 months
Term placements, original maturities, maximum (in years)	15 years
Term placements, restricted term placements	₨ 652.4	$ 10.1	₨ 143.6